Summary of Pertinent Data Relating to Computation of Basic and Diluted Net (Loss) Income Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Net loss	$ (2,039)	$ (3,450)	$ (3,484)	$ (2,671)
Basic weighted average number of shares outstanding	121,203,227	23,515,579	108,395,537	22,519,497
Net loss income per share (basic)	$ (0.02)	$ (0.15)	$ (0.03)	$ (0.12)
Dilutive effect of stock options and DSUs
Dilutive effect of warrants
Diluted weighted average number of shares outstanding	121,203,227	23,515,579	108,395,537	22,519,497
Net loss per share (diluted)	$ (0.02)	$ (0.15)	$ (0.03)	$ (0.12)
Stock options and DSUs	929,400	499,410	929,400	499,410
Warrants	11,541,213	8,508,174	11,541,213	8,508,174